Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The following table reports the intangible assets by asset category as of December 31, 2015:

($ in millions)
Category	Value at Acquisition	Accumulated Amortization	Useful Life
Policies in force	$256.2	$27.5	7 years
Agency relationships	159.2	8.5	14 years
Software	69.1	6.5	8 years
Trade name	34.8	2.6	10 years
Agent licenses	1.1	0	Indefinite
Total	$520.4	$45.1